ACQUISITIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

Purchase Consideration
Cash consideration paid	$5,142,000
Promissory note	3,000,000
Contingent consideration issued to Green’s Natural seller	1,108,000
Total Purchase Consideration	$9,250,000

Purchase price allocation
Inventory	$1,642,000
Property and equipment	1,478,000
Intangible assets	3,251,000
Right of use asset - Operating lease	6,427,000
Other liabilities	(211,000)
Operating lease liability	(6,427,000)
Goodwill	3,090,000
Net assets acquired	$9,250,000

Finite-lived intangible assets
Trade Names (8 years)	$1,133,000
Customer Relationships (6 years)	1,103,000
Non-Compete Agreement (5 years)	1,015,000
Total intangible assets	$3,251,000

SCHEDULE OF ASSET ACQUISITION CONTINGENT CONSIDERATION

The following table summarizes the change in fair value of contingent consideration from acquisition date to June 30, 2023:

Fair Market Value - Level 3
Balance as of October 14, 2022	$1,108,000
Remeasurement	(333,100
Balance as of December 31, 2022	$774,900
Remeasurement	(402,900)
Balance as of June 30, 2023	$372,000

The following table summarizes the change in fair value of contingent consideration for the three months ended June 30, 2023:

Fair Market Value - Level 3
Balance as of March 31, 2023	$797,000
Remeasurement	(425,000)
Balance as of June 30, 2023	$372,000

SCHEDULE OF UNAUDITED PROFORMA INFORMATION

The following table represents the condensed combined pro forma revenue and earnings for the three and six months ended June 30, 2022:

	For Three Months Ended	For Six Months Ended
	June 30, 2022	June 30, 2022
Sales	$13,869,931	$26,776,815
Net loss	$(699,919)	$(1,385,177)

The following unaudited pro forma summary presents combined information of the Company, including Mother Earth’s Storehouse and Green’s Natural Foods, as if the business combinations had occurred on January 1, 2021, the earliest period presented herein:

	December 31,
	2022	2021
Sales	$54,846,023	$60,773,310
Net loss	(790,119)	1,803,584

Mother Earth's Storehouse, Inc. [Member]
Business Acquisition [Line Items]
SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

Purchase Consideration
Cash consideration paid	$5,150,000

Purchase price allocation
Inventory	805,000
Property, plant, and equipment	1,278,000
Intangible assets	1,609,000
Right of use asset - operating lease	1,797,000
Other liabilities	(283,000)
Operating lease liability	(1,797,000)
Goodwill	1,741,000
Net assets acquired	$5,150,000

Finite-lived intangible assets
Trade Names (8 years)	$513,000
Customer Relationships (6 years)	683,000
Non-Compete Agreement (5 years)	413,000
Total intangible assets	$1,609,000

Greens Natural Foods, Inc. [Member]
Business Acquisition [Line Items]
SCHEDULE OF ASSET ACQUISITION CONTINGENT CONSIDERATION

The following table summarizes the change in fair value of contingent consideration from acquisition date to December 31, 2022:

Fair Market Value-Level 3
Balance as of October 14, 2022	$1,108,000
Remeasurement	(333,100)
Balance as of December 31, 2022	$774,900

Greens Natural Foods [Member]
Business Acquisition [Line Items]
SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the purchase price allocation based on fair values of the net assets acquired at the acquisition date:

Purchase Consideration
Cash consideration paid	$5,142,000
Promissory note	3,000,000
Contingent consideration issued to Green’s Natural seller	1,108,000
Total Purchase Consideration	$9,250,000

Purchase price allocation
Inventory	$1,642,000
Property and equipment	1,478,000
Intangible assets	3,251,000
Right of use asset - Operating lease	6,427,000
Other liabilities	(211,000)
Operating lease liability	(6,427,000)
Goodwill	3,090,000
Net assets acquired	$9,250,000

Finite-lived intangible assets
Trade Names (8 years)	$1,133,000
Customer Relationships (6 years)	1,103,000
Non-Compete Agreement (5 years)	1,015,000
Total intangible assets	$3,251,000